Significant accounting policies (Policies)	12 Months Ended
Mar. 29, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Operating segments
Operating segments
The Company classifies its business in three operating and reportable segments: Direct-to-Consumer, Wholesale, and Other. The Direct-to-Consumer segment comprises sales through country-specific e-commerce platforms and its Company-owned retail stores located in luxury shopping locations.
The Wholesale segment comprises sales made to a mix of functional and fashionable retailers, including major luxury department stores, outdoor specialty stores, and individual shops, and to international distributors.
In the fourth quarter of fiscal 2020, the Company revised the previous Unallocated segment to the Other segment. The Other segment comprises sales and costs not directly allocated to the Direct-to-Consumer or Wholesale channels, such as sales to employees and selling, general and administrative expenses not directly allocated to the Direct-to-Consumer or Wholesale segments.

Seasonality
Seasonality
Our business is seasonal, and we have historically realized a significant portion of our Wholesale revenue and operating income in the second and third quarters of the fiscal year and Direct-to-Consumer revenue and operating income in the third and fourth quarters of the fiscal year. Thus, lower-than-expected revenue in these periods could have an adverse impact on our annual operating results.
Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to revenue from the Direct-to-Consumer segment and the collection of trade receivables from Wholesale revenue earlier in the year. Working capital requirements typically increase as inventory builds. Borrowings have historically increased in the first and second quarters and been repaid in the third quarter of the fiscal year.

(d)	R

Basis of presentation
Basis of presentation
The consolidated financial statements are presented in Canadian dollars, the Company’s functional and presentation currency.
These consolidated financial statements have been prepared on the historical cost basis except for the following items, which are recorded at fair value:

•	financial instruments, including derivative financial instruments, at fair value in other comprehensive income and through profit or loss as described in note 21, and

•	initial recognition of assets acquired and liabilities assumed in a business combination as described in note 5.
The significant accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all periods presented, with the exception of IFRS 16, Leases ("IFRS 16") effective April 1, 2019, as described in note 4. The Company elected the modified retrospective approach on adoption of the standard, and has not restated prior periods.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts of Canada Goose Holdings Inc. and its subsidiaries. All intercompany transactions and balances have been eliminated.

Foreign currency translation and transactions
Foreign currency translation and transactions
The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The assets and liabilities of subsidiaries whose functional currency is not the Canadian dollar are translated into the functional currency of the Company using the exchange rate at the reporting date. Revenues and expenses are translated at exchange rates prevailing at the transaction date. The resulting foreign exchange translation differences are recorded as a currency translation adjustment in other comprehensive income.
Foreign currency transactions are translated into the functional currency of each of the Company’s subsidiaries using the exchange rates prevailing at the date of the transactions or valuation when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income in selling, general and administrative expenses, except when included in other comprehensive income for qualifying cash flow and net investment hedges.
Change in functional currency of subsidiary
Each entity within the Company determines its functional currency based on the primary economic environment in which the entity operates. Once an entity's functional currency is determined, it is not changed unless there is a change to the underlying transactions, events, and conditions that determine the entity's primary economic environment.
Through the year ending March 31, 2019, the functional currency of Canada Goose US, Inc., the operating subsidiary in the United States ("U.S."), was determined to be Canadian dollars because its wholesale operations were carried out as an extension of the business of the Canadian parent and were therefore integrated with the Canadian operations.
The U.S. subsidiary is responsible for all of the Company's direct-to-consumer and wholesale operations in the United States, which now include substantial retail operations, assets and related lease financing. The Company reassessed the functional currency of the U.S. subsidiary in light of the change in circumstances and determined it was no longer an integral foreign operation and that the primary economic environment in which it operates is the United States; as a result, the functional currency of the U.S. subsidiary was changed from Canadian dollars to U.S. dollars, effective April 1, 2019. The change was made on a prospective basis.

Revenue recognition
Revenue recognition
Revenue comprises of Direct-to-Consumer, Wholesale and Other segment revenues. Revenue is measured at the amount of consideration to which the Company expects to be entitled in exchange for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of sales tax, estimated returns, sales allowances, and discounts. The Company recognizes revenue when the Company has agreed terms with its customers, the contractual rights and payment terms have been identified, the contract has commercial substance, it is probable that consideration will be collected by the Company, and when control of the goods is transferred to the customer have been met.
It is the Company’s policy to sell merchandise through the Direct-to-Consumer channel with a limited right to return, typically within 30 days. Accumulated experience is used to estimate and provide for such returns.

Business combinations
Business combinations
Acquisitions of businesses are accounted for using the acquisition method as of the acquisition date, which is the date when control is transferred to the Company. The consideration transferred in a business combination is measured at fair value, calculated as the sum of the acquisition date fair values of the assets transferred, liabilities incurred by the Company, and the equity interests issued by the Company in exchange for control of the acquiree. Transaction costs that the Company incurs in connection with a business combination are recognized in the statement of income as incurred.
Goodwill is measured as the excess of the sum of the fair value of the consideration transferred over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed.
When the consideration transferred in a business combination includes contingent consideration, the contingent consideration is measured at its acquisition date fair value. Contingent consideration is remeasured at subsequent reporting dates at its fair value, and the resulting gain or loss recognized in the statement of income.

Earnings per share
Earnings per share
Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders by the weighted average number of multiple and subordinated voting shares outstanding during the year.
Diluted earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Company by the weighted average number of multiple and subordinated voting shares outstanding during the year plus the weighted average number of subordinate shares that would be issued on the exercise of stock options and settlement of restricted share units (“RSUs”).

Income taxes
Income taxes
Current and deferred income taxes are recognized in the statement of income, except when it relates to a business combination, or items recognized in equity or in other comprehensive income.
Current income tax
Current income tax is the expected income tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable in respect of previous years.

Deferred income tax
Deferred income tax
Deferred income tax is provided using the liability method for temporary differences at the reporting date between the income tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for unused income tax losses and credits to the extent that it is probable that future taxable income will be available against which they can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Cash
Cash
Cash consists of cash and cash equivalents, including cash on hand, deposits in banks, and short-term deposits with maturities of less than three months. The Company uses the indirect method of reporting cash flows from operating activities.

Trade receivables
Trade receivables
Trade receivables, including credit card receivables, consist of amounts owing on product sales where we have extended credit to customers, and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit loss and sales allowances. The allowance for expected credit losses is recorded against trade receivables and is based on historical experience.

Inventories
Inventories
Raw materials, work-in-process, and finished goods are valued at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of work-in-process and finished goods inventories include the cost of raw materials and an applicable share of the cost of labour and fixed and variable production overhead costs, including the depreciation of property, plant and equipment used in the production of finished goods and design costs, and other costs incurred to bring the inventories to their present location and condition.
The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Inventory is adjusted to reflect estimated loss (“shrinkage”) incurred since the last inventory count. Shrinkage is based on historical experience. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in realizable value, the amount of the write-down previously recorded is reversed.
Storage costs, indirect administrative overhead and certain selling costs related to inventories are expensed in the period that these costs are incurred.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use and capitalized borrowing costs, when the recognition criteria are met. The commencement date for capitalization of costs occurs when the Company first incurs expenditures for the qualifying assets and undertakes the required activities to prepare the assets for their intended use.
Property, plant and equipment assets are depreciated on a straight-line basis over their estimated useful lives when the assets are available for use. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods and useful lives are reviewed annually and are adjusted for prospectively, if appropriate. Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment	10 years
Computer hardware	5 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 15 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.
The cost of repairs and maintenance of property, plant and equipment is expensed as incurred and recognized in the statement of income.
Property, plant and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Any resulting impairment loss is recorded in the statement of income.

Intangible assets
Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of an intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.
An internally generated intangible asset is recorded for product development costs which are included within intellectual property. Product development costs are incurred in the design, production and testing of new products where the technical feasibility of commercial manufacturing and sale of the product has been demonstrated.
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	5 to 7 years
Computer software	5 years
Intellectual property	1 to 8 years

Intangible assets with indefinite useful lives comprise of the Canada Goose and Baffin brand names (note 5) and domain name, which were acquired as part of an acquisition and were recorded at their estimated fair value. The brand names and domain name are considered to have an indefinite life based on a history of revenue and cash flow performance, and the intent and ability of the Company to support the brand with spending to maintain its value for the foreseeable future. The brand names and domain name are tested at least annually for impairment, at the cash-generating unit (“CGU”) level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.
Intangible assets with finite lives are amortized over the useful economic life on a straight-line basis. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income over the asset’s estimated useful life.
An intangible asset is derecognized on disposal or when no future economic benefits are expected from its use. Gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are included in the statement of income when the asset is derecognized.
Intangible assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Any resulting impairment loss is recorded in the statement of income.
Lease rights in connection with the opening of new Company-owned retail stores are recorded based on the amount paid. Lease rights have a definite useful life of the lease term and are amortized on a straight-line basis over the term. Upon the adoption of IFRS 16, lease rights were transferred from intangible assets and recognized as initial direct costs in the measurement of right-of-use assets (note 4).

Leases
The Company recognizes a right-of-use asset and a lease liability based on the present value of the future lease payments at the commencement date. The commencement date is when the lessor makes the leased asset available for use by the Company, typically the possession date. The discount rate used in the present value calculation for lease payments is the incremental borrowing rate for each leased asset or portfolio of leased assets with similar characteristics by reference to the Company’s creditworthiness, the security, term and value of the underlying leased asset, and the economic environment in which the leased asset operates. The lease term is determined as the non-cancellable periods of a lease, together with periods covered by a renewal option if the Company is reasonably certain to exercise that option and a termination option if the Company is reasonably certain not to exercise that option.
Leases of low-value assets and short-term leases are not included in the calculation of lease liabilities. These lease expenses are recognized in cost of sales or selling, general, and administrative expenses on a straight-line or other systematic basis.
Lease liabilities
Lease liabilities are measured at the present value of future lease payments, discounted using the Company’s incremental borrowing rates, and include the fixed payments, variable lease payments that depend on an index or a rate, less any lease incentives receivable. Subsequent to initial measurement, the Company measures lease liabilities at amortized cost using the effective interest rate method. Lease liabilities are remeasured when there are changes to the lease payments, lease term, assessment of an option to purchase the underlying asset, expected residual value guarantee, or future lease payments due to a change in the index or rate tied to the payment.
Right-of-use assets
Right-of-use assets are measured at the initial amount of the lease liabilities, lease payments made at or before the commencement date less any lease incentives received, initial direct costs, if any, and decommissioning costs to restore the site to the condition required by the terms and conditions of the lease. Subsequent to initial measurement, the Company applies the cost model to the right-of-use assets and measures the asset at cost less any accumulated depreciation, accumulated impairment losses in accordance with IAS 36, and any remeasurements of the lease liabilities. Assets are depreciated from the commencement date on a straight-line basis over the earlier of the end of the assets’ useful lives or the end of the lease terms.

(n)	G

Goodwill
dwill represents the difference between the purchase price of an acquired business and the Company’s share of the net identifiable assets acquired and liabilities assumed and any contingent liabilities assumed. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to CGUs based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to the CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. An impairment loss is recognized if the carrying amount of CGU exceeds its recoverable amount. Any loss identified is first applied to reduce the carrying amount of goodwill allocated to the CGU, and then to reduce the carrying amounts of the remaining assets in the CGU on a pro-rata basis. The Company tests goodwill for impairment annually at the reporting date.
The recoverable amount of a CGU is the higher of the estimated fair value less costs of disposal or value-in-use of the CGU. In assessing value-in-use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The Company has determined that the goodwill contributes to the cash flows of seven CGUs (March 31, 2019 - seven CGUs).

(o)	Provisions

Provisions
ons are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the statement of income.
The provision for warranty returns relates to the Company’s obligation for defective goods sold to customers that have yet to be returned for exchange or repair. Accruals for warranty returns are estimated on the basis of historical returns and are recorded so as to allocate them to the same period the corresponding revenue is recognized.

(p)	Employee future

Employee future benefits
The Company sponsors a defined benefit pension plan membership, which is limited to certain employees of Canada Goose International AG and other subsidiaries who reside in Switzerland.
The measurement date for the defined benefit pension plan is March 29, 2020, the reporting date. The obligation associated with the Company’s defined benefit pension plan is actuarially valued using the projected unit credit method and management’s best estimate of the discount rate, future salary increases, mortality rates and retirement rates. Assets are measured at fair value. The obligation in excess of plan assets is recorded as a liability. All actuarial gains or losses, net of tax, are recognized immediately through other comprehensive income.

(q)	Fair values
Fair value

Fair values
price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•in the principal market for the asset or liability, or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The Company uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
For the purpose of fair value disclosures, the Company determines classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
There was no change in the valuation techniques applied to financial instruments during all periods presented. The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Short-term borrowings, revolving facility, term loan and lease liabilities
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

(r)	Financial instruments
Financ

Financial instruments
ts and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities classified at fair value through profit or loss) are added to, or deducted from, the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets and financial liabilities are measured subsequently as described below.

i)	Non-derivative financial assets
Non-derivative financial assets include cash and trade receivables which are measured at amortized cost. The Company initially recognizes receivables and deposits on the date that they are originated. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

ii)	Non-derivative financial liabilities
Non-derivative financial liabilities include accounts payable, accrued liabilities, short-term borrowings, the revolving facility, and the term loan. The Company initially recognizes debt instruments on the date that they are originated. All other financial liabilities are recognized initially on the trade date on which the Company becomes a party to the contractual provisions of the instrument. Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

iii)	Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and effective as a hedging instrument. When a derivative financial instrument, including an embedded derivative, is not designated and effective in a qualifying hedge relationship, all changes in its fair value are recognized immediately in the statement of income; attributable transaction costs are recognized in the statement of income as incurred. The Company does not use derivatives for trading or speculative purposes.
Embedded derivatives are separated from a host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related.

iv)	Hedge accounting
The Company is exposed to the risk of currency fluctuations and has entered into currency derivative contracts to hedge its exposure on the basis of planned transactions. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. The Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. The Company also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
The fair value of a hedging derivative is classified as a current asset or liability when the maturity of the hedged item is less than twelve months, and as a non-current asset or liability when the maturity of the hedged item is more than twelve months.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized, net of tax, in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income. Amounts accumulated in other comprehensive income are transferred to the statement of income in the periods when the hedged item affects net income. When a forecast transaction that is hedged results in the recognition of a non-financial asset or liability, such as inventory, the amounts are included in the measurement of the cost of the related asset or liability. The deferred amounts are ultimately recognized in the statement of income.
Hedges of net investments are accounted for similarly to cash flow hedges, with unrealized gains and losses recognized, net of tax, in other comprehensive income. Amounts included in other comprehensive income are transferred to the statement of income in the period when the foreign operation is disposed of or sold.

(s)	Share-based payments
Share-based p

Share-based payments
are valued based on the grant date fair value of these awards and the Company records compensation expense over the corresponding service period. The fair value of the share-based payments is determined using acceptable valuation techniques.
The Company has issued stock options to purchase subordinate voting shares and RSUs under its equity incentive plans, prior to the public offering on March 21, 2017 (the “Legacy Plan”) and subsequently (the “Omnibus Plan”). Under the terms of the Legacy Plan, options were granted to certain employees of the Company with vesting contingent upon meeting the service, performance goals and exit event conditions of the Legacy Plan. There are two types of stock options: service-vested options are time based and generally vest over five years of service, and performance-based and exit event options vest upon attainment of performance conditions and the occurrence of an exit event. Under the terms of the Omnibus Plan, options are granted to certain executives of the Company with vesting, generally over four years, contingent upon meeting the service conditions of the Omnibus Plan. The compensation expense related to the options and RSUs is recognized ratably over the requisite service period, provided it is probable that the vesting conditions will be achieved and the occurrence of the exit event, if applicable, is probable.